Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Schedule of changes in property, plant and equipment

	Building			Mineral	Railway	Right of		Constructions
	and land	Facilities	Equipment	properties	equipment	use assets	Others	in progress	Total
Balance at December 31, 2018	11,587	11,236	6,407	8,499	3,796	—	3,473	3,387	48,385
Effects of IFRS 16 adoption	—	—	—	—	—	1,801	—	—	1,801
Additions (i)	—	—	—	—	—	152	—	4,297	4,449
Disposals	(109)	(75)	(70)	(164)	(155)	(7)	(26)	(25)	(631)
Assets retirement obligation	—	—	—	429	—	—	—	—	429
Depreciation, depletion and amortization	(514)	(666)	(866)	(603)	(293)	(183)	(378)	—	(3,503)
Impairment (note 18)	(577)	(1,113)	(708)	(600)	(336)	(55)	(456)	(353)	(4,198)
Acquisition of subsidiary (ii)	77	41	46	276	—	2	—	46	488
Translation adjustment	(197)	(275)	(102)	88	(122)	(18)	(34)	16	(644)
Transfers	435	456	979	336	351	—	433	(2,990)	—
Balance at December 31, 2019	10,702	9,604	5,686	8,261	3,241	1,692	3,012	4,378	46,576
Cost	18,970	17,170	11,756	17,826	4,701	1,875	6,820	4,378	83,496
Accumulated depreciation	(8,268)	(7,566)	(6,070)	(9,565)	(1,460)	(183)	(3,808)	—	(36,920)
Balance at December 31, 2019	10,702	9,604	5,686	8,261	3,241	1,692	3,012	4,378	46,576
Additions (i)	—	—	—	—	—	125	—	4,170	4,295
Disposals	(14)	(92)	(8)	(13)	(5)	—	(8)	(88)	(228)
Assets retirement obligation	—	—	—	568	—	—	—	—	568
Depreciation, depletion and amortization	(439)	(469)	(730)	(459)	(186)	(173)	(290)	—	(2,746)
Impairment (note 18)	(130)	(162)	(22)	(81)	—	—	(79)	(168)	(642)
Transfer to assets held for sale	(66)	(80)	(3)	(58)	—	—	(1)	(96)	(304)
Translation adjustment	(1,664)	(1,756)	(644)	(523)	(759)	(81)	(392)	(552)	(6,371)
Transfers	202	546	654	359	232	—	253	(2,246)	—
Balance at December 31, 2020	8,591	7,591	4,933	8,054	2,523	1,563	2,495	5,398	41,148
Cost	15,135	11,690	10,680	17,072	3,853	1,966	5,893	5,398	71,687
Accumulated depreciation	(6,544)	(4,099)	(5,747)	(9,018)	(1,330)	(403)	(3,398)	—	(30,539)
Balance at December 31, 2020	8,591	7,591	4,933	8,054	2,523	1,563	2,495	5,398	41,148
(i)	Includes capitalized borrowing costs.
(ii)	Refers mainly to the acquisition of Ferrous (note 15).

Schedule of right-of-use assets and leases

		Additions
	December 31,	and contract		Translation	December 31,
	2019	modifications	Depreciation	adjustment	2020
Ports	734	50	(40)	(26)	718
Vessels	582	—	(47)	(1)	534
Pellets plants	161	39	(41)	(28)	131
Properties	133	32	(29)	(24)	112
Energy plants	64	—	(7)	(1)	56
Mining equipment and locomotives	18	4	(9)	(1)	12
Total	1,692	125	(173)	(81)	1,563

Schedule of estimated useful lives of property, plant and equipment

Useful life
Buildings	3 to 50 years
Facilities	3 to 50 years
Equipment	3 to 40 years
Others:
Locomotives	12 to 25 years
Wagon	30 to 44 years
Railway equipment	5 to 33 years
Ships	20 years
Others	2 to 50 years